Other financial assets, non-current (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)
Other financial assets, non-current
Total		₨ 54,491	$ 956	₨ 62,259
Interest reinvested on non-current term deposits	₨ 251	2,229
Security deposits
Other financial assets, non-current
Total		53,860		61,848
Security deposits | Minimum
Other financial assets, non-current
Tenure for security deposits	1 year
Security deposits | Maximum
Other financial assets, non-current
Tenure for security deposits	6 years
Interest accrued on term deposits
Other financial assets, non-current
Total		₨ 631		₨ 411